Property, Plant and Equipment (Cash Generating Units) (Detail)	12 Months Ended
Dec. 31, 2024
Disclosure of information for cash-generating units [Line Items]
Impairment indicator	Goodwill Impairment Testing   <table cellpadding="0" cellspacing="0" style="width:525pt; margin-left:0.1pt; -aw-border-insideh:0.5pt single #000000; -aw-border-insidev:0.5pt single #000000; border-collapse:collapse"><tbody> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; -aw-border-bottom:0.5pt single"> Goodwill by CGU or Group of CGUs at December 31 </td> <td style="width:57.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; background-color:#f3f3f3; -aw-border-bottom:0.5pt single; text-align:right"> 2024 </td> <td style="border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; text-align:right">   </td> <td style="width:57.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; text-align:right"> 2023 </td></tr> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; border-top-style:solid; border-top-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; -aw-border-top:0.5pt single"> Retail – North America </td> <td style="width:60.85pt; border-top-style:solid; border-top-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; background-color:#f3f3f3; -aw-border-top:0.5pt single; text-align:right"> 6,961 </td> <td style="width:3.1pt; border-top-style:solid; border-top-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-top:0.5pt single; text-align:right">   </td> <td style="width:60.85pt; border-top-style:solid; border-top-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-top:0.5pt single; text-align:right"> 6,981 </td></tr> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom"> Retail – Australia </td> <td style="width:60.85pt; padding-right:2.9pt; vertical-align:bottom; background-color:#f3f3f3; text-align:right"> 539 </td> <td style="width:3.1pt; padding-right:2.9pt; vertical-align:bottom; text-align:right">   </td> <td style="width:60.85pt; padding-right:2.9pt; vertical-align:bottom; text-align:right"> 590 </td></tr> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom"> Potash </td> <td style="width:60.85pt; padding-right:2.9pt; vertical-align:bottom; background-color:#f3f3f3; text-align:right"> 154 </td> <td style="width:3.1pt; padding-right:2.9pt; vertical-align:bottom; text-align:right">   </td> <td style="width:60.85pt; padding-right:2.9pt; vertical-align:bottom; text-align:right"> 154 </td></tr> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; -aw-border-bottom:0.5pt single"> Nitrogen </td> <td style="width:60.85pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; background-color:#f3f3f3; -aw-border-bottom:0.5pt single; text-align:right"> 4,389 </td> <td style="width:3.1pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; text-align:right">   </td> <td style="width:60.85pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; text-align:right"> 4,389 </td></tr> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; border-top-style:solid; border-top-width:0.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:top; -aw-border-bottom:0.5pt single; -aw-border-top:0.5pt single">   </td> <td style="width:60.85pt; border-top-style:solid; border-top-width:0.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; background-color:#f3f3f3; -aw-border-bottom:0.5pt single; -aw-border-top:0.5pt single; text-align:right"> 12,043 </td> <td style="width:3.1pt; border-top-style:solid; border-top-width:0.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; -aw-border-top:0.5pt single; text-align:right">   </td> <td style="width:60.85pt; border-top-style:solid; border-top-width:0.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; -aw-border-top:0.5pt single; text-align:right"> 12,114 </td></tr></tbody></table>   We performed our annual impairment test on goodwill and did not identify any impairment.
DescriptionOfValuationTechniquesUsed	In testing for impairment of goodwill, we calculate the recoverable amount for a CGU or groups of CGUs containing goodwill. We used the FVLCD methodology based on after-tax discounted cash flows (five-year projections plus a terminal value) and incorporated assumptions an independent market participant would apply. We adjusted discount rates for each CGU or group of CGUs for the risk associated with achieving our forecasts and for the country risk premium in which we expect to generate cash flows. FVLCD is a Level 3 measurement . We use our market capitalization (where applicable) and comparative market multiples to ensure discounted cash flow results are reasonable.
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal	8.00%
Change Required for Carrying amount to equal recoverable amount [Member]
Disclosure of information for cash-generating units [Line Items]
Discount Rate Current	1.10%
Terminal Growth Rate	1.40%